Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases
Leases

Note 12 – Leases

On April 28, 2023, the Company leased commercial property for its extraction facility under a commercial lease contract at a monthly lease rate of 3,000,000 COP (approximately $645) over a one-year term. The lease shall be automatically extended for another one year period with respect to a mutually agreed upon lease rate at the time of extension. Either party can terminate the lease three months prior to the expiration of the lease term.

In addition, the Company leases its corporate offices and operational facility in Colombia under short-term non-cancelable real property lease agreements that expire within a year. The Company doesn’t have any other office or equipment leases that would require capitalization. The office lease contains provisions requiring payment of property taxes, utilities, insurance, maintenance and other occupancy costs applicable to the leased premise. In the locations in which it is economically feasible to continue to operate, management expects to enter into a new lease upon expiration. The extraction facility lease contained provisions requiring payment of property taxes, utilities, insurance, maintenance and other occupancy costs applicable to the leased premise. As the Company’s leases do not provide implicit discount rates, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

ONE WORLD PRODUCTS, INC.

Notes to Condensed Consolidated Financial Statements

(Unaudited)

Terminated Leases

The Company leased its 12,400 square foot extraction facility under a non-cancelable real property lease agreement that commenced on January 1, 2022 and was to expire on December 31, 2027, at a monthly lease rate of 57,339,000 COP (approximately $15,290). The Company terminated the lease on September 30, 2022, resulting in termination fees of approximately $7,700. A gain of $20,148 was recognized on the early extinguishment of the lease for the year ended December 31, 2022.

On October 1, 2022, the Company entered into a five-year non-cancelable property lease, with an automatic five year extension, for a new extraction facility with combined office space, at a monthly lease term of 29,000,000 COP plus VAT and administration fees (approximately $6,300 in the aggregate), with annual escalation of lease payments equal to the consumer price index, plus 2%. The Company terminated the lease on May 23, 2023, resulting in a gain of $3,825 on the early extinguishment of the lease for the nine months ended September 30, 2023.

The Company also leased a residential premise under a non-cancelable real property lease agreement that commenced on September 1, 2021 that was to expire on August 31, 2024, at a monthly lease term of 3,800,000 COP (approximately $1,013), with approximately a 3% annual escalation of lease payments commencing September 1, 2022. The Company terminated the lease on April 1, 2023, resulting in a gain of $372 on the early extinguishment of the lease for the nine months ended September 30, 2023.

The Company leased another residential premise under a non-cancelable real property lease agreement that commenced on June 1, 2022 and expires on May 30, 2024, at a monthly lease term of 1,900,000 COP (approximately $507), with an 8% annual escalation of lease payments commencing June 1, 2023. The Company terminated the lease on April 1, 2023, resulting in a gain of $200 on the early extinguishment of the lease for the nine months ended September 30, 2023.

The components of lease expense were as follows:

	For the Nine Months Ended
	September 30,
	2023	2022
Operating lease cost:
Amortization of right-of-use assets	$34,391	$33,431
Interest on lease liabilities	11,379	26,463
Lease payments on short term leases	1,290	12,590
Total operating lease cost	$47,060	$72,484

Supplemental balance sheet information related to leases was as follows:

	September 30,	December 31,
	2023	2022
Operating lease:
Operating lease assets	$-	$425,969

Current portion of operating lease liabilities	$-	86,235
Noncurrent operating lease liabilities	-	341,680
Total operating lease liability	$-	$427,915

Weighted average remaining lease term:
Operating leases	None	4.25 years

Weighted average discount rate:
Operating lease	6.75%	6.75%

Supplemental cash flow and other information related to operating leases was as follows:

	For the Nine Months Ended
	September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$31,940	$38,725

Leased assets obtained in exchange for lease liabilities:
Total operating lease liabilities	$-	$1,535,706

Gain on early extinguishment of debt:	$4,397	$-

ONE WORLD PRODUCTS, INC.

Notes to Condensed Consolidated Financial Statements

(Unaudited)

Note 13 – Leases

The Company leased its 12,400 square foot extraction facility under a non-cancelable real property lease agreement that commenced on January 1, 2022 and was to expire on December 31, 2027, at a monthly lease rate of 57,339,000 COP, or approximately $15,290. The Company terminated the lease on September 30, 2022, resulting in termination fees of approximately $7,700. A gain of $20,148 was recognized on the early extinguishment of the lease for the year ended December 31, 2022.

On October 1, 2022, the Company entered into a five-year non-cancelable property lease, with an automatic five year extension, for a new extraction facility with combined office space, at a monthly lease term of 29,000,000 COP plus VAT and administration fees, or approximately $6,300, with annual escalation of lease payments equal to the Consumer Price Index, plus 2%.

The Company also leases a residential premise under a non-cancelable real property lease agreement that commenced on September 1, 2021 and expires on August 31, 2024, at a monthly lease term of 3,800,000 COP, or approximately $1,013, with approximately a 3% annual escalation of lease payments commencing September 1, 2022.

The Company leases another residential premise under a non-cancelable real property lease agreement that commenced on June 1, 2022 and expires on May 30, 2024, at a monthly lease term of 1,900,000 COP, or approximately $507with an 8% annual escalation of lease payments commencing June 1, 2023.

In addition, the Company leases its corporate offices and operational facility in Colombia under short-term non-cancelable real property lease agreements that expire within a year. The Company doesn’t have any other office or equipment leases that would require capitalization. The office lease contains provisions requiring payment of property taxes, utilities, insurance, maintenance and other occupancy costs applicable to the leased premise. In the locations in which it is economically feasible to continue to operate, management expects to enter into a new lease upon expiration. The extraction facility lease contained provisions requiring payment of property taxes, utilities, insurance, maintenance and other occupancy costs applicable to the leased premise. As the Company’s leases do not provide implicit discount rates, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

The components of lease expense were as follows:

	For the Year Ended
	December 31,
	2022	2021
Operating lease cost:
Amortization of right-of-use assets	$114,907	$87,276
Interest on lease liabilities	83,702	3,035
Lease payments on short term leases	23,811	-
Total operating lease cost	$222,420	$90,311

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2022	2021
Operating lease:
Operating lease assets	$425,969	$-

Current portion of operating lease liabilities	$86,235	-
Noncurrent operating lease liabilities	341,680	-
Total operating lease liability	$427,915	$-

Weighted average remaining lease term:
Operating leases	4.25 years	-

Weighted average discount rate:
Operating lease	6.75%	-

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Supplemental cash flow and other information related to operating leases was as follows:

	For the Year Ended
	December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$96,253	$201,525

Early extinguishment of lease:
Lease liability terminated	$1,438,830	$-
Right-of use asset terminated	(1,418,682)	-
Gain on early extinguishment of lease	$20,148	$-

Leased assets obtained in exchange for lease liabilities:
Total operating lease liabilities	$1,962,998	$-

Our anticipated future lease commitments on a calendar year basis in US dollars, excluding common area maintenance fees, under non-cancelable operating leases are as follows:

Minimum
Year Ending	Lease
December 31,	Commitments
2023	$112,508
2024	107,632
2025	99,186
2026	102,162
2027	78,336
Total future minimum lease liabilities	$499,824